Total
Invesco Macro Allocation Strategy Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek a positive absolute return over a complete economic and market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Macro Allocation Strategy Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Macro Allocation Strategy Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.32%	0.32%	0.32%	0.32%	0.22%	0.22%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.75%	2.50%	2.00%	1.50%	1.40%	1.40%
Fee Waiver and/or Expense Reimbursement	[1]	0.28%	0.28%	0.28%	0.28%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.47%	2.22%	1.72%	1.22%	1.22%	1.22%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund's average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2025 and June 30, 2025, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class
R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Macro Allocation Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	691	1,045	1,422	2,477
Class C	325	752	1,305	2,630
Class R	175	600	1,052	2,305
Class Y	124	447	792	1,767
Class R5	124	425	749	1,664
Class R6	124	425	749	1,664

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Macro Allocation Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	691	1,045	1,422	2,477
Class C	225	752	1,305	2,630
Class R	175	600	1,052	2,305
Class Y	124	447	792	1,767
Class R5	124	425	749	1,664
Class R6	124	425	749	1,664

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to seek to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and typically greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process. In addition, the Fund may invest directly in common stock.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Fund seeks to implement its strategy through the combination of two components – an adaptive positioning component and a diversified defensive component – using a process that has three steps. The first step is adaptive positioning, which involves selecting representative investments for each macro factor from a large universe of potential investments. The portfolio managers seek to construct the portfolio so that an approximately equal amount of risk comes from growth, defensive and real return allocations. Tactical adjustments to the Fund’s portfolio are then made periodically to try to take advantage of shorter-term market dynamics. The adaptive positioning component is based on the premise that over the long term, macro factors typically generate an excess return over cash. This component seeks to capitalize on the long-term characteristics of macro factors by capturing market trends by taking both long and short positions across global equity, government bond and commodity markets.
The second step of the process is diversified defensive positioning, in which the portfolio managers seek to invest in instruments and use strategies that are expected to have defensive properties during market turbulence. These assets and strategies may include the use of high quality sovereign debt, long equity put options, defensive equity factor premia (e.g., momentum, low volatility and quality) and select commodities. The diversified defensive component is designed to exhibit low correlation to broad capital markets and thereby seeks to provide a level of defense to the Fund’s overall strategy.
In the third step of the process, the final portfolio is compiled to seek to achieve a long-term correlation to equities of zero. From a risk-contribution perspective, the adaptive positioning is designed to generally contribute approximately 80% of the portfolio’s aggregate risk, while the diversified defensive positioning is designed to generally contribute 20% of the portfolio’s aggregate risk.
The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large-, mid- or small-cap) and momentum.
In addition, the Fund may invest directly in shares of such companies and in ETFs that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity-related ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity-linked notes, commodity-related ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Class Y	Period Ended	Returns
Best Quarter	December 31, 2020	8.97%
Worst Quarter	March 31, 2020	-8.52%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Macro Allocation Strategy Fund		1 Year	5 Years	10 Years	Inception Date
Class Y		1.50%	(0.17%)	1.35%	Sep. 26, 2012
Class A		(4.27%)	(1.55%)	0.51%	Aug. 28, 2013
Class C		(0.52%)	(1.17%)	0.49%	Aug. 28, 2013
Class R		0.96%	(0.66%)	0.85%	Aug. 28, 2013
Class R5		1.50%	(0.19%)	1.35%	Aug. 28, 2013
Class R6		1.50%	(0.16%)	1.34%	Aug. 28, 2013
After Taxes on Distributions | Class Y		0.83%	(1.63%)	(0.35%)
After Taxes on Distributions and Sale of Fund Shares | Class Y		0.89%	(0.68%)	0.36%
Bloomberg 3-month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)	[1]	5.15%	1.92%	1.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	1.10%	1.81%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.